Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN VALUE INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 18, 2016
Document Creation Date	dei_DocumentCreationDate	Dec. 10, 2012